Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Impact of the group's cash flow hedges, net gain (loss) deferred to other comprehensive income	€ 1,106	€ 230	€ 2,037
Net gain (loss) recycled to the income statement	1,337	197	254
Equity investments [member]
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	€ 428	€ 116	€ 0